CALVERT EMERGING MARKETS ADVANCEMENT FUND

CALVERT EMERGING MARKETS EQUITY FUND

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

Supplement to Prospectus dated February 1, 2021

The following changes are effective January 4, 2022:

1.    The following replaces “Portfolio Manager” under “Management” in “Fund Summaries – Calvert Emerging Markets Equity Fund”:

Portfolio Managers

Kunjal Gala, Lead Portfolio Manager, Hermes, has managed the Fund since November 2019.

Vivek Bhutoria, CFA, Co-Portfolio Manager, Hermes, has managed the Fund since January 4, 2022.

2.    The following replaces the tenth paragraph under “Management.” in “Management and Organization”:

The portfolio managers of the Fund are Kunjal Gala (since November 2019) and Vivek Bhutoria (since January 4, 2022). Mr. Gala has been a Senior Analyst (Asia ex-Japan) for the Hermes Emerging Markets team and a portfolio manager at Hermes for more than 5 years. Mr. Bhutoria has been a Senior Analyst (Asia ex-Japan) for the Hermes Emerging Markets team since 2019. Prior to joining Hermes, he was a Senior Analyst with NN Investment Partners (formerly ING Investment Management) in the global emerging equity team from June 2017 to June 2018 and a Vice President with Deutsche Bank, covering emerging markets equities, from 2011 to 2017.

December 2, 2021	39931 12.2.21

CALVERT EMERGING MARKETS ADVANCEMENT FUND

CALVERT EMERGING MARKETS EQUITY FUND

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

Supplement to Statement of Additional Information dated February 1, 2021

The following changes are effective Janauary 4, 2022:

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Christopher M. Dyer, CFA
Registered Investment Companies	9	$6,523.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$5.5	0	$0
Aidan M. Farrell
Registered Investment Companies	3	$458.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$1.5	0	$0
Kunjal Gala
Registered Investment Companies	1	$3,033.8	0	$0
Other Pooled Investment Vehicles	2	$5,646.4	0	$0
Other Accounts	9	$4,442.1	0	$0
Ian Kirwan
Registered Investment Companies	1	$544.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Marshall Stocker, Ph.D., CFA
Registered Investment Companies	3	$336.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Vivek Bhutoria, CFA(1)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	As of October 31, 2021

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended September 30, 2020 and in the Calvert family of funds as of December 31, 2020.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Emerging Markets Advancement Fund
Marshall Stocker, Ph.D., CFA	None	None
Emerging Markets Equity Fund
Kunjal Gala	None	None
Vivek Bhutoria, CFA(1)	None	None

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
International Equity Fund
Christopher M. Dyer, CFA	None	None
Ian Kirwan	None	None
International Opportunities Fund
Aidan M. Farrell	None	None
(1)	As of October 31, 2021.

December 2, 2021